Mortgage Notes and Revolving Credit Facility - Summary of Mortgage Notes and Revolving Credit Facility Secured by Company's Properties (Parenthetical) (Details)	1 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Extended maturity date	Oct. 21, 2022
One-Month LIBOR
Debt Instrument [Line Items]
Debt weighted average interest rate		0.08%	0.14%